Related parties (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Related parties [Line Items]
Finance costs	$ 39,321	$ 53,511	$ 36,229
Administrative expenses	52,074	42,054	34,170
Geological and geophysical expenses	13,951	7,694	$ 10,282
Amounts payable, related party transactions	(29,509)	0
Description of nature of related party relationship			Joint Operations
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts payable, related party transactions	(8,449)	(10,015)	$ (1,614)
Amounts receivable, related party transactions	1,819	$ 2,455	$ 3,311
Description of nature of related party relationship		Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses	$ 170	$ 170	$ 113
Description of nature of related party relationship	Non-Executive Director	Non-Executive Director	Non-Executive Director
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses	$ 547	$ 411	$ 371
Description of nature of related party relationship	Executive Director	Executive Director	Executive Director
LG International Corp [Member]
Disclosure Of Related parties [Line Items]
Finance costs	$ 1,606	$ 2,224	$ 1,587
Amounts payable, related party transactions		(31,184)	(27,801)
Amounts receivable, related party transactions		$ 56	$ 42
Description of nature of related party relationship	Partner	Partner	Partner